EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
EMPLOYEE BENEFITS
Schedule of total assets and liabilities of all types of employee benefits granted

	2024	2023
Plan assets - Defined contribution pension plan	9,716	11,695
Total assets	9,716	11,695

Actuarial liabilities - Defined benefit pension plan	303,925	498,732
Actuarial liabilities - Post-employment health care benefit	224,677	196,446
Retirement and termination benefit liabilities	16,790	11,798
Total liabilities	545,392	706,976

Current	186	209
Non-current	545,206	706,767

Post-employment defined benefit pension plans
EMPLOYEE BENEFITS
Summary of sensitivity analysis

	1% Increase	1% Decrease
Discount rate	(18,225)	15,157

Defined benefit pension plan
EMPLOYEE BENEFITS
Schedule of current expenses of benefit plans

	2024	2023	2022
Cost of current service	49,339	46,176	63,616
Interest expense	213,267	204,604	169,526
Return on plan assets	(205,604)	(187,247)	(150,700)
Past service cost	7,164	—	—
Settlement	(24,625)	—	—
Interest cost on unrecoverable surplus	14,129	13,645	10,440
Net pension cost	53,670	77,178	92,882

Schedule of reconciliations of assets and liabilities of benefit plans

	2024	2023
Present value of defined benefit obligation	(2,752,097)	(3,573,044)
Fair value of plan assets	2,871,304	3,383,887
Asset ceiling restrictions on recognition of net funded assets	(423,132)	(309,575)
Net	(303,925)	(498,732)
Defined benefit obligation	(303,925)	(498,732)

Schedule of variation of plan obligations and assets

	2024	2023	2022
Variation of the plan obligations
Obligation at the begining of the year	3,573,044	3,841,213	5,409,065
Cost of service	49,339	46,176	63,616
Interest expense	213,267	204,604	169,526
Payments of the benefits	(343,378)	(410,621)	(317,779)
Past service cost	7,164	—	—
Settlement	(1,346,899)	—	—
Acturial remeasurements	(119,823)	117,644	(1,058,898)
Exchange Variance	719,383	(225,972)	(424,317)
Obligation at the end of the year	2,752,097	3,573,044	3,841,213

	2024	2023	2022
Variation of the plan assets
Fair value of the plan assets at the begining of the year	3,383,887	3,499,475	4,647,361
Return of the plan assets	205,604	187,247	150,700
Contributions from sponsors	331,212	75,321	173,316
Settlement	(1,322,274)	—	—
Payments of benefits	(347,088)	(413,565)	(317,779)
Remeasurement	(6,340)	214,503	(791,672)
Exchange Variance	626,303	(179,094)	(362,451)
Fair value of plan assets at the end of the year	2,871,304	3,383,887	3,499,475

Summary of actuarial gains and losses recognized in other comprehensive income

	2024	2023	2022
Return of the plan assets	6,340	(214,503)	791,672
Actuarial Remeasurements	(119,823)	117,644	(1,058,898)
Restriction recognized in Other Comprehensive Income (Asset Ceiling)	70,212	(22,456)	4,965
Remeasurements recognized in Other Comprehensive Income	(43,271)	(119,315)	(262,261)

Summary of historical actuarial remeasurements

	2024	2023	2022	2021	2020
Present value of defined benefit obligation	(2,752,097)	(3,573,044)	(3,841,213)	(5,409,065)	(5,921,285)
Fair value of the plan assets	2,871,304	3,383,887	3,499,475	4,647,361	4,652,000
Surplus (Deficit)	119,207	(189,157)	(341,738)	(761,704)	(1,269,285)
Experience adjustments on plan liabilities (Gain)	(119,823)	117,644	(1,058,898)	(457,421)	467,106
Experience adjustments on plan assets (Gain)	6,340	(214,503)	791,672	(25,498)	(334,675)

Summary of allocation for plan assets

	2024
		North
	Brazilian Plans	American Plans
Fixed income	99.7%	58.3%
Variable income	—	36.8%
Others	0.3%	4.9%
Total	100.0%	100.0%

	2023
		North
	Brazilian Plans	American Plans
Fixed income	99.7%	83.6%
Variable income	—	11.6%
Others	0.3%	4.8%
Total	100.0%	100.0%

Summary of assumptions

	2024
	Brazilian Plan	North American Plans
Average discount rate	11.07%	4.58% to 5.62%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2024
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2024
Rate of rotation	Null	Based on age and/or the service

	2023
	Brazilian Plan	North American Plans
Average discount rate	9.03%	4.12% to 5.11%
Rate of increase in compensation	Not applicable	1.50%
Mortality table	AT-2000 per sex	RP-2006 and MP-2023
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2023
Rate of rotation	Null	Based on age and/or the service

Post-employment health care benefit
EMPLOYEE BENEFITS
Schedule of current expenses of benefit plans

	2024	2023	2022
Current service cost	1,933	2,069	3,005
Interest expense	11,059	10,127	8,102
Net cost pension benefit	12,992	12,196	11,107

Schedule of reconciliations of assets and liabilities of benefit plans

	2024	2023
Present value of obligations	(224,677)	(196,446)
Total net liabilities	(224,677)	(196,446)

Schedule of variation of plan obligations and assets

	2024	2023	2022
Change in benefit obligation
Benefit obligation at beginning of the year	196,445	224,180	318,181
Cost of service	1,933	2,069	3,005
Interest expense	11,059	10,127	8,102
Contributions from participants	1,125	1,096	1,472
Payment of benefits	(18,729)	(20,265)	(17,488)
Remeasurements	(9,457)	(7,232)	(61,524)
Exchange variations	42,301	(13,530)	(27,568)
Benefit obligation at the end of the year	224,677	196,445	224,180

	2024	2023	2022
Change in plan assets
Contributions from sponsors	17,604	19,168	16,016
Contributions from participants	1,125	1,096	1,472
Payments of benefits	(18,729)	(20,264)	(17,488)
Fair value of plan assets at end of the year	—	—	—

Summary of actuarial gains and losses recognized in other comprehensive income

	2024	2023	2022
Losses / Gains on actuarial obligation	(9,457)	(7,232)	(61,524)
Actuarial losses recognized in Equity	(9,457)	(7,232)	(61,524)

Summary of historical actuarial remeasurements

	2024	2023	2022	2021	2020
Present value of defined benefit obligation	(224,677)	(196,445)	(224,180)	(318,181)	(362,944)
Deficit	(224,677)	(196,445)	(224,180)	(318,181)	(362,944)
Experience adjustments on plan liabilities	(9,457)	(7,232)	(61,524)	(36,938)	(23,533)

Summary of assumptions

	2024	2023
Average discount rate	4.58% - 5.62%	4.63% - 4.92%
Health treatment - rate assumed next year	4.76% - 8.40%	4.84% - 7.60%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2032 to 2041	3.26% - 4.40%	3.26% - 4.50%

Summary of sensitivity analysis

	1% Increase	1% Decrease
Effect over total service costs and interest costs	(383)	178
Effect over benefit plan obligations	(18,930)	22,534